Property, Plant And Equipment - Schedule of Leasehold Property Net Book Value Movements (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment including right-of-use assets opening balance	£ 4,867	£ 4,953
Differences on exchange	(252)	319
Depreciation, amortisation and impairment	28,614	1,305	£ 1,076
Property, plant and equipment including right-of-use assets closing balance	4,583	4,867	4,953
Leasehold property
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment including right-of-use assets opening balance	466	477
Differences on exchange	(25)	30
Depreciation, amortisation and impairment	107	151
Other net movements	118	110
Property, plant and equipment including right-of-use assets closing balance	452	466	477
- Property acquired (IAS 16) | Leasehold property
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment including right-of-use assets opening balance	466
Property, plant and equipment including right-of-use assets closing balance	452	466
- Property acquired (IAS 16) | IAS16 | Leasehold property
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment including right-of-use assets opening balance	152	165
Differences on exchange	(10)	11
Depreciation, amortisation and impairment	12	41
Other net movements	17	17
Property, plant and equipment including right-of-use assets closing balance	147	152	165
- Right-of-use properties (IFRS 16) | Impact of IFRS 16 | Leasehold property
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment including right-of-use assets opening balance	314	312
Differences on exchange	(15)	19
Depreciation, amortisation and impairment	95	110
Other net movements	101	93
Property, plant and equipment including right-of-use assets closing balance	£ 305	£ 314	£ 312